Consolidated Statements of Changes In Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]		Common Stock [Member] Common Stock Subject to Mandatory Redemption [Member]	Additional Paid-in Capital [Member]	Warrant [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2018	$ 73			$ 233,721	$ 7,904	$ (188,532)	$ 53,166
Balance, shares at Dec. 31, 2018	35,881,128
Net loss						(19,396)	(19,396)
Exercise of options by employees		[1]
Exercise of options by employees, shares	97,043
Issuance of ordinary shares				2			$ 2
Issuance of ordinary shares, shares	1,800
Share-based compensation				2,251			2,251
Balance at Dec. 31, 2019	$ 73			235,974	7,904	(207,928)	36,023
Balance, shares at Dec. 31, 2019	35,882,928
Net loss						(24,225)	$ (24,225)
Exercise of options by employees, shares
Issuance of ordinary shares and warrants, net of issuance costs of $1.7 million	$ 35			13,110	4,313		$ 17,458
Issuance of ordinary shares and warrants, net of issuance costs of $1.7 million, shares	12,304,535
Expired warrants				1,816	(1,816)
Share-based compensation				1,661			1,661
Balance at Dec. 31, 2020	$ 108			252,561	10,401	(232,153)	30,917
Balance, shares at Dec. 31, 2020	48,187,463
Net loss						(29,920)	$ (29,920)
Exercise of options by employees, shares							60,265
Issuance of ordinary shares, net of issuance costs of $2.2 million	$ 27			30,925			$ 30,952
Issuance of ordinary shares, net of issuance costs of $2.2 million, shares	8,971,790
Issuance of ordinary shares		[1]
Issuance of ordinary shares, shares	28,334
Exercised Warrants	$ 36			20,974	(4,347)		16,663
Exercised Warrants, shares	11,523,997
Expired warrants				2,927	(2,927)
Share-based compensation				1,968			1,968
Issuance of ordinary shares subject to possible redemption			$ 1,598
Issuance of ordinary shares subject to possible redemption, shares			615,366
Balance at Dec. 31, 2021	$ 171		$ 1,598	$ 309,355	$ 3,127	$ (262,073)	$ 50,580
Balance, shares at Dec. 31, 2021	68,711,584		615,366

[1]	Amount less than $1 thousand